Note 5 - Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
5.	Fair value measurements

The following table presents information about the Company’s assets and liabilities measured at fair value as of December 31, 2013:

	Level 1		Level 2		Level 3		Balance as of December 31, 2013
Assets (at fair value):
Money market mutual fund		$63	$		$		$63

Liabilities (at fair value):
Derivative liabilities	$			$143	$		$143
Asset retirement obligations						959	959
Total liabilities (at fair value)	$			$143		$959	$1,102

The following table presents information about the Company’s assets and liabilities measured at fair value as of December 31, 2012:

	Level 1		Level 2		Level 3		Balance as of December 31, 2012
Assets (at fair value):
Money market mutual fund		$16	$		$		$16
Derivative assets				28			28
Total assets (at fair value)		$16		$28	$		$44

Liabilities (at fair value):
Derivative liabilities	$			$6	$		$6
Asset retirement obligations						877	877
Total liabilities (at fair value)	$			$6		$877	$883